J.P. MORGAN INTERNATIONAL EQUITY FUNDS

JPMORGAN TRUST I

JPMorgan Europe Dynamic Fund

(All Share Classes)

(the “Fund”)

Supplement dated October 5, 2023

to the current Summary Prospectuses and Prospectuses, as supplemented

Portfolio Manager Retirement In Spring 2024. John Baker has announced his retirement from J.P. Morgan Investment Management Inc. (“JPMIM”) in spring 2024. Until his retirement, Mr. Baker will continue to serve on the portfolio management team of the Fund. In order to provide additional depth and continuity to the portfolio management team, Alexander Whyte will be added to the portfolio management team of the Fund effective October 31, 2023.

Effective immediately, the portfolio manager information in the “Risk/Return Summary — Management” section of the Fund’s Summary Prospectuses and Prospectuses are deleted in its entirety and replaced with the following:

Management

J.P. Morgan Investment Management Inc. (the adviser)

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser
Jonathan Ingram	2007	Managing Director
John Baker*	2005	Managing Director
Blake Crawford	2019	Executive Director
Alexander Whyte**	2023	Executive Director

*	Mr. Baker has announced his retirement from JPMIM effective spring 2024. Until his retirement, Mr. Baker will continue to serve on the portfolio management team.
**	Mr. Whyte will be added to the portfolio management team of the Fund effective October 31, 2023.

In addition, effective October 31, 2023, the “The Funds’ Management and Administration — The Portfolio Managers — Europe Dynamic Fund” section of the Fund’s Prospectuses is hereby deleted in its entirety and replaced with the following:

The portfolio management team utilizes a team based approach and is comprised of Jonathan Ingram, John Baker, Blake Crawford and Alexander Whyte. Mr. Ingram, a Managing Director and CFA charterholder, Mr. Baker, a Managing Director, Blake Crawford, an Executive Director and CFA charterholder, and Mr. Whyte, an Executive Director and CFA charterholder, share authority in management of the Fund.

Mr. Ingram is Head of the Unconstrained portfolios sub-team within the J.P. Morgan Asset Management International Equity Group. Mr. Ingram has been employed by JPMIM or its affiliates (or one of their predecessors) since 2000, and has been a portfolio manager of the Fund since April 2007. Mr. Baker is a portfolio manager within the Unconstrained portfolios sub-team of the J.P. Morgan Asset Management International Equity Group. Mr. Baker has been employed by JPMIM or its affiliates (or one of their predecessors) since 1994, and has been a portfolio manager of the Fund since July 2005. Mr. Crawford is a portfolio manager within the Unconstrained portfolios sub-team of the J.P. Morgan Asset Management International Equity Group. Mr. Crawford has been employed by JPMIM or its affiliates (or one of their predecessors) since 2008, and has been a portfolio manager of the Fund since April 2019. Mr. Whyte is a portfolio manager within the Unconstrained portfolios sub-team of the J.P. Morgan Asset Management International Equity Group. Mr. Whyte has been employed by JPMIM or its affiliates (or one of their predecessors) since 2013, and has been a portfolio manager of the Fund since October 2023.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE SUMMARY PROSPECTUSES AND PROSPECTUSES FOR FUTURE REFERENCE

SUP-ED-1023

J.P. MORGAN INTERNATIONAL EQUITY FUNDS

JPMORGAN TRUST I

JPMorgan Europe Dynamic Fund

(All Share Classes)

(the “Fund”)

Supplement dated October 5, 2023

to the current Statement of Additional Information, as supplemented

Portfolio Manager Retirement In Spring 2024. John Baker has announced his retirement from J.P. Morgan Investment Management Inc. (“JPMIM”) in Spring 2024. Until his retirement, Mr. Baker will continue to serve on the portfolio management team of the Fund. In order to provide additional depth and continuity to the portfolio management team, Alexander Whyte will be added to the portfolio management team of the Fund effective October 31, 2023.

Effective October 31, 2023, the information in the “Portfolio Managers — Portfolio Managers’ Other Accounts Managed” section of the Statement of Additional Information (“SAI”) with respect to the Fund is hereby deleted in their entirety and replaced with the following:

Portfolio Managers’ Other Accounts Managed*

The following table shows information regarding all of the other accounts for which advisory fees are not based on the performance of the accounts that are managed by each portfolio manager as of October 31, 2022:

	Non-Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)
Europe Dynamic Fund
Jonathan Ingram	4	651,058	7	2,110,104	4	632,113
John Baker	4	651,058	9	2,028,441	4	632,113
Blake Crawford	2	570,458	4	995,879	3	474,705
Alexander Whyte**	0	0	4	1,791,709	0	0

The following table shows information regarding the other accounts managed by each portfolio manager that have advisory fees wholly or partly based on performance as of October 31, 2022:

	Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)
Europe Dynamic Fund
Jonathan Ingram	0	0	0	0	1	156,303
John Baker	0	0	0	0	1	156,303
Blake Crawford	0	0	0	0	0	0
Alexander Whyte**	0	0	0	0	2	219,188

*	The total value and number of accounts managed by a portfolio manager may include sub-accounts of asset allocation, multi-managed and other accounts.
**	As of August 31, 2023.

In addition, effective October 31, 2023, the “Portfolio Managers — Portfolio Managers’ Ownership of Securities” section of the SAI with respect to the Funds are hereby deleted in their entirety and replaced with the following:

Portfolio Managers’ Ownership of Securities

The following table indicates the dollar range of securities of each Fund beneficially owned by each portfolio manager of each Fund, as of October 31, 2022. Aggregate Dollar Range, if applicable, includes each portfolio

SUP-SAI-ED-1023

manager’s deferred compensation balance attributable to each Fund through participation in the Adviser’s deferred compensation plan. If applicable, this reflects an obligation of the Adviser to pay deferred compensation to the portfolio manager at a future date in an amount based on the performance of that Fund and accordingly, is the economic equivalent of an investment in Fund shares.

Aggregate Dollar Range of Securities in the Fund
	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	Over $1,000,000
Europe Dynamic Fund
Jonathan Ingram(1)	X
John Baker(1)	X
Blake Crawford(1)	X
Alexander Whyte(1)**	X

**	As of August 31, 2023.
(1)

As of October 31, 2022, the portfolio manager beneficially owned shares of a fund for which he or she serves as a portfolio manager that has an investment strategy that is the same as or substantially similar to that of the Fund.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE